SHARE CAPITAL - Disclosure of number of issued and outstanding stock options (Details) - Stock Options [Member]	12 Months Ended
	Sep. 30, 2023 shares $ / shares	Sep. 30, 2022 shares	Sep. 30, 2021 shares
Disclosure of classes of share capital [line items]
Options Outstanding and Exercisable, Number of options	212,161	183,161	205,161
Options Outstanding and Exercisable, Remaining life (Years)	3 years 3 months 10 days	3 years 4 months 20 days
September 21, 2024 [Member]
Disclosure of classes of share capital [line items]
Options Outstanding and Exercisable, Number of options	1,761
Options Outstanding and Exercisable, Exercisable	1,761
Options Outstanding and Exercisable, Exercise price | $ / shares	$ 38.2
Options Outstanding and Exercisable, Remaining life (Years)	11 months 23 days
November 17, 2025 [Member]
Disclosure of classes of share capital [line items]
Options Outstanding and Exercisable, Number of options	71,400
Options Outstanding and Exercisable, Exercisable	48,133
Options Outstanding and Exercisable, Exercise price | $ / shares	$ 6.25
Options Outstanding and Exercisable, Remaining life (Years)	2 years 1 month 17 days
April 28, 2026 [Member]
Disclosure of classes of share capital [line items]
Options Outstanding and Exercisable, Number of options	16,000
Options Outstanding and Exercisable, Exercisable	8,000
Options Outstanding and Exercisable, Exercise price | $ / shares	$ 38
Options Outstanding and Exercisable, Remaining life (Years)	2 years 6 months 29 days
June 15, 2026 [Member]
Disclosure of classes of share capital [line items]
Options Outstanding and Exercisable, Number of options	16,000
Options Outstanding and Exercisable, Exercisable	8,000
Options Outstanding and Exercisable, Exercise price | $ / shares	$ 38
Options Outstanding and Exercisable, Remaining life (Years)	2 years 8 months 15 days
December 1, 2027 [Member]
Disclosure of classes of share capital [line items]
Options Outstanding and Exercisable, Number of options	60,000
Options Outstanding and Exercisable, Exercisable	0
Options Outstanding and Exercisable, Exercise price | $ / shares	$ 8.25
Options Outstanding and Exercisable, Remaining life (Years)	4 years 2 months 1 day
February 16, 2028 [Member]
Disclosure of classes of share capital [line items]
Options Outstanding and Exercisable, Number of options	47,000
Options Outstanding and Exercisable, Exercisable	0
Options Outstanding and Exercisable, Exercise price | $ / shares	$ 5.25
Options Outstanding and Exercisable, Remaining life (Years)	4 years 4 months 17 days